General Information, Organization and Basis of Preparation - Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2019
Tencent Music Entertainment Hong Kong Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)
Place of incorporation	Hong Kong
Date of Incorporation or acquisition	July 2016
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Investment holding and music content distribution
Tencent Music Entertainment Beijing Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music Entertainment (Beijing) Co., Ltd. (“TME Beijing”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Technical support and consulting services
Yeelion Online Network Technology Beijing Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Yeelion Online Network Technology (Beijing) Co., Ltd. (‘‘Yeelion Online”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Technical support and consulting services
Tencent Music Entertainment Technology Shenzhen Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (''TME Tech Shenzhen")
Place of incorporation	PRC
Date of Incorporation or acquisition	February 2017
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services
Tencent Music Entertainment Shenzhen Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services
Guangzhou Kugou Computer Technology Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services
Beijing Kuwo Technology Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Beijing Kuwo Technology Co., Ltd.(“Beijing Kuwo”)
Place of incorporation	PRC
Date of Incorporation or acquisition	July 2016
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Online music and entertainment related services
Xizang Qiming Music Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Xizang Qiming Music Co., Ltd.(“Xizang Qiming”)
Place of incorporation	PRC
Date of Incorporation or acquisition	February 2018
Equity Interest Held (direct or indirect)	100.00%
Principal activities	Music content investments